Label	Element	Value
MassMutual Select T. Rowe Price Large Cap Blend Fund
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MASSMUTUAL FUNDS
MassMutual Select T. Rowe Price Emerging Markets Bond Fund
MassMutual Select T. Rowe Price Large Cap Blend Fund
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund
Supplement dated March 25, 2024 to the
Prospectus dated February 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

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Effective May 10, 2024, the following information supplements the information for the MassMutual Select T. Rowe Price Large Cap Blend Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance beginning on page 21:
The Fund expects to allocate a portion of its assets to a passively managed strategy that uses a full replication approach to invest substantially all of the strategy’s assets in all of the stocks in the strategy’s index in proportion to each stock’s weighting in the index. As of the date of this Prospectus, the relevant index for this passively managed strategy was the S&P 500 Index*. Because a portion of the Fund’s investments passively track the index, the Fund will be exposed to index fund risk.
Effective May 10, 2024, the following footnote supplements the information for the MassMutual Select T. Rowe Price Large Cap Blend Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance beginning on page 21:
*
The “S&P 500 Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by MassMutual. S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MassMutual. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
MassMutual Select T. Rowe Price Large Cap Blend Fund | Indexing Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Indexing Risk Although a portion of the Fund’s investments passively tracks an index, the performance of this portion of the Fund’s investments may not track the performance of the relevant index due to a number of factors, including fees and expenses of the Fund, the Fund’s cash positions, and differences between securities held by the Fund and the securities comprising the index which may result from legal restrictions, costs, or liquidity constraints, especially during times when a sampling methodology is used. Moreover, the performance of the portion of the Fund’s investments that passively tracks an index may not track the performance of an index fund.
MassMutual Select T. Rowe Price Large Cap Blend Fund | Passive Management Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Passive Management Risk With an indexing strategy, there is no attempt to seek returns in excess of the relevant index, to use defensive strategies, or to reduce the effects of any long-term poor investment performance. Because a portion of the Fund’s investments passively tracks an index, in some circumstances the Fund would not necessarily buy or sell a security unless that security is added to, or removed from, the index, even if that security generally is underperforming. Moreover, due to this passive investment strategy, the Fund will be exposed to index fund risk.